Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [abstract]
Basic loss for the period	£ (35,476)	£ (5,082)	£ (79,644)	£ (29,147)
Diluted loss for the period	£ (35,476)	£ (5,082)	£ (79,644)	£ (29,147)
Weighted average number of ordinary shares (in shares)	122,674,016	25,766,100	121,851,437	27,614,700
Weighted average number of ordinary shares (in shares)	122,674,016	25,766,100	121,851,437	27,614,700
Basic earnings per share (GBP per share)	£ (0.29)	£ (0.20)	£ (0.65)	£ (1.06)
Diluted earnings per share (GBP per share)	£ (0.29)	£ (0.20)	£ (0.65)	£ (1.06)